Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 83.1%

Communication Services - 8.0%
Diversified Telecommunication Services - 1.1%
Cellnex Telecom S.A. - ADR (Spain)	234,460	$4,778,295
Cellnex Telecom S.A. (Spain)[2]	6,437	262,881
Helios Towers plc (Tanzania)*	60,460	70,014
		5,111,190
Entertainment - 2.0%
Electronic Arts, Inc	69,733	9,508,095
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A*	64,104	8,507,883
Auto Trader Group plc (United Kingdom)[2]	77,246	640,646
Meta Platforms, Inc. - Class A*	39,059	12,444,197
Tencent Holdings Ltd. (China)	12,200	560,726
		22,153,452
Media - 0.1%
Comcast Corp. - Class A	5,625	254,588
Omnicom Group, Inc.	619	52,380
Paramount Global - Class B	1,716	27,507
		334,475
Total Communication Services		37,107,212
Consumer Discretionary - 8.0%
Broadline Retail - 3.8%
Amazon.com, Inc.*	113,780	15,210,110
Dollarama, Inc. (Canada)	2,784	183,383
eBay, Inc.	1,278	56,884
MercadoLibre, Inc. (Brazil)*	1,834	2,270,584
		17,720,961
Distributors - 0.0%##
Genuine Parts Co.	414	64,468
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	583	74,922
Monarch Casino & Resort, Inc.	1,566	108,555
		183,477
Household Durables - 1.1%
Sony Group Corp. - ADR (Japan)	46,271	4,330,966
Sony Group Corp. (Japan)	5,300	496,431
		4,827,397
Specialty Retail - 0.1%
The Home Depot, Inc.	1,179	393,597
Textiles, Apparel & Luxury Goods - 2.9%
lululemon athletica, Inc. *	17,044	6,451,665
NIKE, Inc. - Class B	64,620	7,133,402
		13,585,067
Total Consumer Discretionary		36,774,967
Consumer Staples - 10.8%
Beverages - 4.5%
The Coca-Cola Co.	143,663	8,897,050
Constellation Brands, Inc. - Class A	23,763	6,482,546

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Diageo plc (United Kingdom)	8,965	$391,253
Heineken N.V. - ADR (Netherlands)	91,913	4,507,413
Heineken N.V. (Netherlands)	4,769	466,797
		20,745,059
Consumer Staples Distribution & Retail - 1.7%
Dollar General Corp.	47,423	8,007,848
Sysco Corp.	857	65,398
		8,073,246
Food Products - 3.1%
Archer-Daniels-Midland Co.	1,116	94,815
Bunge Ltd.	438	47,597
Campbell Soup Co.	956	43,804
Conagra Brands, Inc.	1,479	48,526
General Mills, Inc.	1,300	97,162
The J.M. Smucker Co.	338	50,920
Kellogg Co.	650	43,479
The Kraft Heinz Co.	1,815	65,667
Mondelez International, Inc. - Class A	75,709	5,612,308
Nestle S.A. - ADR	61,106	7,509,927
Nestle S.A.	5,726	701,545
Tyson Foods, Inc. - Class A	840	46,805
		14,362,555
Household Products - 0.1%
Colgate-Palmolive Co.	1,575	120,110
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	116,627	275,043
		395,153
Personal Care Products - 1.4%
Beiersdorf AG (Germany)	3,421	443,038
L’Oreal S.A. (France)	206	95,813
Unilever plc - ADR (United Kingdom)	107,817	5,793,007
		6,331,858
Total Consumer Staples		49,907,871
Energy - 0.3%
Energy Equipment & Services - 0.0%##
Halliburton Co.	1,629	63,661
Schlumberger N.V.	1,885	109,971
		173,632
Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	1,788	292,624
ConocoPhillips	1,531	180,229
Coterra Energy, Inc.	1,829	50,370
Devon Energy Corp.	1,259	67,986
Diamondback Energy, Inc.	390	57,455
EOG Resources, Inc.	896	118,747
Exxon Mobil Corp.	2,874	308,208
Marathon Oil Corp.	1,341	35,228

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	847	$112,668
Phillips 66	705	78,643
Valero Energy Corp.	535	68,967
		1,371,125
Total Energy		1,544,757
Financials - 13.2%
Banks - 2.0%
Bank of America Corp.	7,285	233,120
Citigroup, Inc.	3,248	154,800
Fifth Third Bancorp	1,786	51,973
FinecoBank Banca Fineco S.p.A. (Italy)	22,269	345,776
HDFC Bank Ltd. - ADR (India)	61,450	4,195,806
Huntington Bancshares, Inc.	3,193	39,082
JPMorgan Chase & Co.	23,764	3,753,761
Regions Financial Corp.	2,697	54,938
Truist Financial Corp.	2,119	70,393
U.S. Bancorp	2,852	113,167
Wells Fargo & Co.	4,049	186,902
		9,199,718
Capital Markets - 6.0%
Avanza Bank Holding AB (Sweden)	11,591	262,482
Cboe Global Markets, Inc.	45,422	6,344,545
Deutsche Boerse AG - ADR (Germany)	151,114	2,889,300
Deutsche Boerse AG (Germany)	2,921	559,668
Intercontinental Exchange, Inc.	38,705	4,443,334
Intermediate Capital Group plc (United Kingdom)	9,588	173,045
Moody’s Corp.	21,964	7,747,801
S&P Global, Inc.	13,931	5,495,919
		27,916,094
Financial Services - 4.5%
Adyen N.V. (Netherlands)*2	103	191,169
Mastercard, Inc. - Class A	25,579	10,085,288
Visa, Inc. - Class A	44,275	10,525,496
		20,801,953
Insurance - 0.7%
Admiral Group plc - ADR (United Kingdom)	71,979	1,981,582
Admiral Group plc (United Kingdom)	19,590	534,866
The Hartford Financial Services Group, Inc.	605	43,487
RenaissanceRe Holdings Ltd. (Bermuda)	2,054	383,605
The Travelers Companies, Inc.	529	91,311
		3,034,851
Total Financials		60,952,616

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care - 15.2%
Biotechnology - 1.9%
BioMarin Pharmaceutical, Inc.*	61,690	$5,424,402
Gilead Sciences, Inc.	2,170	165,224
Vertex Pharmaceuticals, Inc.*	8,436	2,972,340
		8,561,966
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	2,023	225,221
Alcon, Inc. (Switzerland)	60,796	5,162,796
Baxter International, Inc.	1,102	49,843
Boston Scientific Corp.*	60,969	3,161,243
IDEXX Laboratories, Inc.*	9,098	5,046,933
Intuitive Surgical, Inc.*	12,940	4,197,736
Medtronic plc	88,897	7,801,601
		25,645,373
Health Care Providers & Services - 1.9%
CVS Health Corp.	33,633	2,512,049
Humana, Inc.	9,608	4,389,222
Quest Diagnostics, Inc.	365	49,352
UnitedHealth Group, Inc.	3,597	1,821,413
		8,772,036
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	7,605	4,172,559
Pharmaceuticals - 5.0%
AstraZeneca plc - ADR (United Kingdom)	85,181	6,107,478
Bristol-Myers Squibb Co.	2,942	182,963
Johnson & Johnson	73,787	12,361,536
Merck & Co., Inc.	3,097	330,295
Novartis AG - ADR (Switzerland)	38,586	4,047,671
Pfizer, Inc.	5,792	208,860
		23,238,803
Total Health Care		70,390,737
Industrials - 9.3%
Aerospace & Defense - 3.9%
Airbus SE (France)	2,541	374,289
BAE Systems plc - ADR (United Kingdom)	64,740	3,150,248
BAE Systems plc (United Kingdom)	50,132	599,532
General Dynamics Corp.	563	125,876
L3Harris Technologies, Inc.	40,357	7,647,248
Lockheed Martin Corp.	429	191,493
Northrop Grumman Corp.	12,977	5,774,765
RTX Corp.	1,627	143,062
		18,006,513
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	439	43,979
FedEx Corp.	347	93,673

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	1,025	$191,808
		329,460
Building Products - 1.5%
Masco Corp.	115,521	7,009,814
Commercial Services & Supplies - 1.5%
Cleanaway Waste Management Ltd. (Australia)	179,039	332,311
Copart, Inc.*	22,247	1,966,412
Rentokil Initial plc - ADR (United Kingdom)	100,185	4,087,548
Rentokil Initial plc (United Kingdom)	67,396	549,558
		6,935,829
Electrical Equipment - 0.0%##
Emerson Electric Co.	1,228	112,178
Ground Transportation - 2.0%
Canadian National Railway Co. (Canada)	19,462	2,359,378
CSX Corp.	65,840	2,193,789
Norfolk Southern Corp.	9,732	2,273,298
Union Pacific Corp.	10,715	2,486,094
		9,312,559
Industrial Conglomerates - 0.1%
3M Co.	973	108,489
Honeywell International, Inc.	1,053	204,419
		312,908
Machinery - 0.1%
Caterpillar, Inc.	902	239,183
Cummins, Inc.	385	100,408
Techtronic Industries Co. Ltd. (Hong Kong)	26,000	295,375
		634,966
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	339	56,925
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	1,091	165,318
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)*	44,716	233,429
Total Industrials		43,109,899
Information Technology - 12.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,289	275,240
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	1,484	50,367
Halma plc (United Kingdom)	7,976	229,054
Keyence Corp. (Japan)	700	314,120

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	611	$87,672
		681,213
IT Services - 1.4%
Cognizant Technology Solutions Corp. - Class A	884	58,371
Endava plc - ADR (United Kingdom)*	3,405	178,626
Globant S.A. *	988	172,633
International Business Machines Corp.	1,016	146,487
Keywords Studios plc (Ireland)	4,690	106,053
Snowflake, Inc. - Class A*	33,845	6,014,595
		6,676,765
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	920	183,568
Applied Materials, Inc.	35,682	5,409,034
Broadcom, Inc.	358	321,717
Microchip Technology, Inc.	1,015	95,349
Micron Technology, Inc.	127,782	9,122,357
QUALCOMM, Inc.	1,700	224,689
Skyworks Solutions, Inc.	399	45,634
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	52,917	5,246,720
Texas Instruments, Inc.	1,072	192,960
Tokyo Electron Ltd. (Japan)	1,600	240,139
		21,082,167
Software - 6.2%
Atlassian Corp. - Class A *	1,140	207,412
Intuit, Inc.	12,049	6,165,473
Microsoft Corp.	22,226	7,466,158
Salesforce, Inc.*	26,252	5,906,962
ServiceNow, Inc.*	15,511	9,042,913
		28,788,918
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	666	51,955
Total Information Technology		57,556,258
Materials - 2.0%
Chemicals - 1.5%
Air Liquide S.A. (France)	2,073	372,713
Dow, Inc.	1,282	72,394
FMC Corp.	65,234	6,277,468
International Flavors & Fragrances, Inc.	572	48,397
PPG Industries, Inc.	462	66,482
		6,837,454
Containers & Packaging - 0.0%##
Packaging Corp. of America	261	40,024
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	70,537	1,219,585

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Newmont Corp.	30,101	$1,291,935
		2,511,520
Total Materials		9,388,998
Real Estate - 3.2%
Health Care REITs - 0.1%
CareTrust REIT, Inc.	6,386	132,765
Community Healthcare Trust, Inc.	3,241	114,213
Healthcare Realty Trust, Inc.	3,918	76,519
Physicians Realty Trust	5,218	76,913
Ventas, Inc.	2,364	114,701
Welltower, Inc.	2,322	190,752
		705,863
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	8,291	268,794
LXP Industrial Trust	13,257	133,498
Prologis, Inc.	6,980	870,755
Rexford Industrial Realty, Inc.	2,856	157,337
STAG Industrial, Inc.	2,155	78,227
Terreno Realty Corp.	2,318	137,550
		1,646,161
Office REITs - 0.1%
Cousins Properties, Inc.	5,936	145,017
Equity Commonwealth	6,615	129,588
		274,605
Residential REITs - 0.4%
American Homes 4 Rent - Class A	2,533	94,937
Apartment Income REIT Corp.	2,174	75,090
AvalonBay Communities, Inc.	1,335	251,848
Equity LifeStyle Properties, Inc.	3,506	249,557
Flagship Communities REIT	6,228	101,205
Invitation Homes, Inc.	6,880	244,240
Mid-America Apartment Communities, Inc.	1,028	153,850
Sun Communities, Inc.	2,287	297,996
UDR, Inc.	5,310	217,073
		1,685,796
Retail REITs - 0.1%
Agree Realty Corp.	3,535	228,997
Getty Realty Corp.	4,656	150,482
Realty Income Corp.	3,201	195,165
		574,644
Specialized REITs - 2.2%
American Tower Corp.	1,088	207,057
Equinix, Inc.	7,146	5,787,688
Extra Space Storage, Inc.	1,600	223,312
Public Storage	1,137	320,350

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	15,784	$3,455,907
		9,994,314
Total Real Estate		14,881,383
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	46,610	2,795,202
TOTAL COMMON STOCKS
(Identified Cost $329,198,963)		384,409,900

PREFERRED STOCKS - 0.0%##

Information Technology - 0.0%##
Software - 0.0%##
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	2,921	20,973
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,500	30,305
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	6,013	110,218
TOTAL PREFERRED STOCKS
(Identified Cost $361,451)		161,496

CORPORATE BONDS - 2.8%

Non-Convertible Corporate Bonds- 2.8%
Communication Services - 0.5%
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	870,000	796,934
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,370,000	1,275,846
Total Communication Services		2,072,780
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	250,000	203,133
(China), 4.00%, 12/6/2037	750,000	627,539
Amazon.com, Inc., 3.30%, 4/13/2027	670,000	638,596
Total Consumer Discretionary		1,469,268

Consumer Staples - 0.1%
Beverages - 0.1%
PepsiCo, Inc., 3.90%, 7/18/2032	660,000	633,838

Energy - 0.4%
Energy Equipment & Services - 0.1%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028	200,000	201,191

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	168,177	$147,215
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	450,000	474,112
Energy Transfer LP, 6.50%, 2/1/2042	790,000	800,448
		1,421,775
Total Energy		1,622,966
Financials - 0.5%
Banks - 0.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	600,000	496,382
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	540,000	481,506
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	830,000	796,011
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	225,000	225,009
		1,998,908
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	235,000	232,433
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	123,752
Total Financials		2,355,093
Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	240,000	234,328
Marine Transportation - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	266,715
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	60,414	60,826
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	35,105	33,130
Series 2019-2, Class B, 3.50%, 5/1/2028	257,410	231,682
		325,638

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	$261,562
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	213,922
		475,484
Total Industrials		1,302,165
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 4.25%, 5/20/2032	445,000	431,822
Materials - 0.1%
Chemicals - 0.0%##
Calderys Financing LLC (France), 11.25%, 6/1/2028[2]	215,000	221,182
Metals & Mining - 0.1%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	350,000	316,915
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[4,5]	220,000	22
		316,937
Total Materials		538,119
Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	202,621
Retail REITs - 0.2%
Simon Property Group LP, 2.65%, 2/1/2032	1,180,000	959,483
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[5]	245,000	230,890
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	410,619
		641,509
Total Real Estate		1,803,613
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	646,288
TOTAL CORPORATE BONDS
(Identified Cost $13,876,935)		12,875,952

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES - 10.5%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bond
2.375%, 2/15/2042	6,335,000	$4,824,498
3.625%, 2/15/2053	2,270,000	2,113,228
Total U.S. Treasury Bonds
(Identified Cost $7,139,575)		6,937,726
U.S. Treasury Notes - 9.0%
U.S. Treasury Note
3.125%, 11/15/2028	9,770,000	9,282,264
1.75%, 11/15/2029	23,575,000	20,585,764
0.875%, 11/15/2030	11,880,000	9,565,256
1.375%, 11/15/2031	2,530,000	2,068,670
Total U.S. Treasury Notes
(Identified Cost $42,195,191)		41,501,954
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $49,334,766)		48,439,680

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	4,933	4,485
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.883%, 3/26/2040[2,6]	9,032	8,898
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	4,170	4,148
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	4,555	4,373
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	3,415	3,298
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	984	969
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	836	824
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.412%, 10/25/2048[2,6]	3,421	3,392
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	10,211	10,049
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $42,037)		40,436

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	373	350

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	1,963	$1,654
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	2,915	2,592
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056.	3,266	2,961
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	1,832	1,703
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	5,537	4,880
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	2,183	1,994
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	3,060	2,826
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	3,334	3,041
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	3,240	2,872
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[7]	1,203	1,009
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	3,572	3,086
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	1,481	1,293
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.25%, 11/15/2027[2,6]	15,954	11,381
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	8,101	7,405

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $57,417)		49,047

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	3,364	3,317
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,415	3,582
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,314	2,276
Pool #AL8674, 5.645%, 1/1/2049.	8,879	9,155
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,309	2,280
Pool #C91771, 4.50%, 6/1/2034	2,015	1,989
Pool #C91780, 4.50%, 7/1/2034	2,792	2,759
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $27,959)		25,358

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT SECURITIES - 1.3%

U.S. Treasury Bill - 1.3%
U.S. Treasury Bill, 0.30%, 5/16/2024[8]	5,980,000	$5,734,204

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[9]
(Identified Cost $18,662,482)	18,662,482	18,662,482

TOTAL INVESTMENTS - 101.7%
(Identified Cost $417,305,340)		470,398,555
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(7,709,167)
NET ASSETS - 100%		$462,689,388

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $4,468,643, which represented 1.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2023.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2023 was $230,912, or 0.0% of the Series’ Net Assets.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2023.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2023.

8Represents the annualized yield at time of purchase.

9Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

Investment Portfolio - July 31, 2023

(unaudited)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	Level 3
Assets:
Equity securities:
Communication Services	$37,107,212	$35,572,945	$1,534,267	$—
Consumer Discretionary	36,774,967	36,278,536	496,431	—
Consumer Staples	49,907,871	47,809,425	2,098,446	—
Energy	1,544,757	1,544,757	—	—
Financials	60,952,616	58,885,610	2,067,006	—
Health Care	70,390,737	70,390,737	—	—
Industrials	43,109,899	40,560,087	2,549,812	—
Information Technology	57,556,258	56,666,892	889,366	—
Materials	9,388,998	9,016,285	372,713	—
Real Estate	14,881,383	14,881,383	—	—
Utilities	2,795,202	2,795,202	—	—
Preferred securities:
Information Technology	161,496	161,496	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	54,199,242	—	54,199,242	—
Corporate debt:
Communication Services	2,072,780	—	2,072,780	—
Consumer Discretionary	1,469,268	—	1,469,268	—
Consumer Staples	633,838	—	633,838	—
Energy	1,622,966	—	1,622,966	—
Financials	2,355,093	—	2,355,093	—
Industrials	1,302,165	—	1,302,165	—
Information Technology	431,822	—	431,822	—
Materials	538,119	—	538,119	—
Real Estate	1,803,613	—	1,803,613	—
Utilities	646,288	—	646,288	—
Asset-backed securities	40,436	—	40,436	—
Commercial mortgage-backed securities	49,047	—	49,047	—
Short-Term Investment	18,662,482	18,662,482	—	—
Total assets	$470,398,555	$393,225,837	$77,172,718	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.